Consolidated Statements of Shareholders’ Equity (Unaudited) - USD ($) $ in Thousands		Common Share		Preferred Shares		Additional Paid-in Capital	Retained Earnings/(Deficit)	Accumulated Deficit Other Comprehensive Income	Attributable to Non- controlling Interest	Total
Balance, at Dec. 31, 2018		$ 2				$ 22,117	$ 6,407	$ 1,191	$ 12,896	$ 42,613
Balance, (in Shares) at Dec. 31, 2018		19,221,609
Retroactive application of recapitalization		$ (2)				2
Retroactive application of recapitalization (in Shares)		(12,901,544)
Balance, at Dec. 31, 2018						22,119	6,407	1,191	12,896	42,613
Balance, (in Shares) at Dec. 31, 2018		6,320,065
Conversion of Series C convertible debentures						22,364				22,364
Conversion of Series C convertible debentures (in Shares)		837,345
Class C preferred stock issuance						28,824				28,824
Class C preferred stock issuance (in Shares)		1,131,824
Stock-based compensation expenses						1,522				1,522
Stock option exercise						132				132
Stock option exercise (in Shares)		14,796
Investment in subsidiaries						1,752			(1,752)
Issuance of Rock Cliff Capital warrants						717				717
Other comprehensive income							1,191	(1,191)
Net loss							(39,530)		(6,450)	(45,980)	[1],[2]
Balance, at Dec. 31, 2019						77,431	(31,933)		4,695	50,193
Balance, (in Shares) at Dec. 31, 2019		8,304,030
Balance, at Dec. 31, 2019		$ 2		$ 1		77,428	(31,933)		4,695	50,193
Balance, (in Shares) at Dec. 31, 2019		19,266,609		5,988,957
Retroactive application of recapitalization		$ (2)		$ (1)		3
Retroactive application of recapitalization (in Shares)		(10,962,579)		(5,988,957)
Stock-based compensation expenses						416				416
Net loss							(9,282)		(904)	(10,186)
Balance, at Mar. 31, 2020						77,847	(41,215)		3,791	40,423
Balance, (in Shares) at Mar. 31, 2020		8,304,030
Balance, at Dec. 31, 2019		$ 2		$ 1		77,428	(31,933)		4,695	50,193
Balance, (in Shares) at Dec. 31, 2019		19,266,609		5,988,957
Retroactive application of recapitalization		$ (2)		$ (1)		3
Retroactive application of recapitalization (in Shares)		(10,962,579)		(5,988,957)
Balance, at Dec. 31, 2019						77,431	(31,933)		4,695	50,193
Balance, (in Shares) at Dec. 31, 2019		8,304,030
Stock issuances, Class D preferred shares						18,087				18,087
Stock issuances, Class D preferred shares (in Shares)		2,574,374
Stock-based compensation expenses						1,652				1,652
Purchase and cancellation of stock, Class C preferred shares						(6,250)				(6,250)
Purchase and cancellation of stock, Class C preferred shares (in Shares)		(233,788)
Stock option exercise						20				20
Stock option exercise (in Shares)		88,707
Issuance of common shares upon vesting of RSUs
Issuance of common shares upon vesting of RSUs (in Shares)		2,989
Net loss							(25,895)			(25,895)	[3],[4],[5]
Share exchange
Share exchange (in Shares)		717,085
Conversion of Convertible Debentures						9,850				9,850
Conversion of Convertible Debentures (in Shares)		984,567
Common shares issued for exercise of warrants						3				3
Common shares issued for exercise of warrants (in Shares)		300,000
Conversion of the redeemable non-controlling interest						4,695			(4,695)
Conversion of the redeemable non-controlling interest (in Shares)		1,562,339
Business combination and PIPE financing						47,794				47,794
Business combination and PIPE financing (in Shares)		10,582,721
Accretion of Class D preferred shares to liquidation preference on automatic conversion						10,219	(10,219)
Reclassifications and other						763	(967)			(204)
Balance, at Dec. 31, 2020			[5]		[5]	164,264	(69,014)			95,250
Balance, (in Shares) at Dec. 31, 2020	[5]	24,883,024
Stock-based compensation expenses						1,550				1,550
Issuance of common shares upon vesting of RSUs
Issuance of common shares upon vesting of RSUs (in Shares)		7,713
Founders earnout shares vested
Founders earnout shares vested (in Shares)		570,212
Net loss							(13,765)			(13,765)
Common shares issued for exercise of warrants						1,410				1,410
Common shares issued for exercise of warrants (in Shares)		122,639
Balance, at Mar. 31, 2021						$ 167,224	$ (82,779)			$ 84,445
Balance, (in Shares) at Mar. 31, 2021		25,583,588

[1]	Loss before income taxes of $45,884 plus loss from equity investment of $96.
[2]	See Note 3. for information on the restatement adjustment as of December 31, 2020 and on the reclassification adjustment as of December 31, 2019.
[3]	Following the SEC statement in April 2021, the Company determined that the private warrants should be classified as a liability. Refer to Note 3. for more information and the impact on the Company’s financial statements.
[4]	Loss before income taxes of $25,891 plus loss from equity investment of $4.
[5]	See Note 3. for information on the restatement adjustment as of December 31, 2020.